GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 77.8%
Alpha Architect 1-3 Month Box ETF (a)(b)(c)	183,995	$21,177,825
Franklin FTSE Japan ETF (b)	454,652	15,662,761
Franklin FTSE South Korea ETF	159,254	5,104,091
Global X Copper Miners ETF	48,282	3,466,165
Global X MSCI Colombia ETF	75,443	2,688,789
GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF (b)	107,634	2,272,154
Invesco CurrencyShares Euro Currency Trust (b)	75,872	8,228,698
iShares MSCI Europe Financials ETF	185,281	6,872,072
iShares MSCI Germany ETF (b)	116,576	4,954,480
iShares MSCI Hong Kong ETF	50,569	1,074,591
iShares MSCI Peru and Global Exposure ETF (b)	48,823	3,532,344
iShares MSCI Poland ETF (b)	97,275	3,423,107
iShares MSCI South Africa ETF (b)	60,781	4,181,733
iShares MSCI South Korea ETF (b)	52,814	5,134,577
SPDR Bloomberg Short Term International Treasury Bond ETF	149,268	4,091,436
SPDR Gold MiniShares Trust (a)	146,752	12,528,218
State Street Industrial Select Sector SPDR ETF (b)	10,516	1,631,242
State Street SPDR S&P Aerospace & Defense ETF	6,992	1,686,750
State Street SPDR S&P Bank ETF (b)	104,833	6,362,315
State Street SPDR S&P Biotech ETF (b)	26,736	3,259,920
State Street SPDR S&P Health Care Equipment ETF (b)	18,286	1,613,374
United States Copper Index Fund (a)(b)	99,869	3,491,420
VanEck J. P. Morgan EM Local Currency Bond ETF	158,709	4,097,866
TOTAL EXCHANGE TRADED FUNDS (Cost $124,138,315)		126,535,928

COMMON STOCKS - 18.2%
Communication Services - 5.1%
Interactive Media & Services - 5.1%
Alphabet, Inc. - Class C	7,898	2,478,393
Baidu, Inc. - ADR (a)(b)	19,552	2,554,664
Tencent Holdings Ltd. - ADR	42,002	3,215,253
Total Communication Services		8,248,310

Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Alibaba Group Holding Ltd. - ADR (b)	15,862	2,325,052

Energy - 6.7%
Integrated Oil & Gas - 1.5%
Exxon Mobil Corp.	10,324	1,242,390
Suncor Energy, Inc. (b)	27,798	1,233,120
		2,475,510

GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Oil & Gas Equipment & Services - 3.0%
Halliburton Co.	85,959	$2,429,201
SLB Ltd.	62,300	2,391,074
		4,820,275
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	12,759	1,194,370
EQT Corp.	22,134	1,186,382
		2,380,752
Oil & Gas Storage & Transportation - 0.7%
Williams Cos., Inc.	20,545	1,234,960
Total Energy		10,911,497

Financials - 1.0%
Diversified Banks - 1.0%
HDFC Bank Ltd. - ADR	45,639	1,667,649

Health Care - 1.2%
Biotechnology - 1.2%
Natera, Inc. (a)(b)	8,133	1,863,189

Information Technology - 1.0%
IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	6,043	1,621,337

Materials - 1.8%
Construction Materials - 0.5%
CRH PLC	6,479	808,580

Copper - 0.8%
Freeport-McMoRan, Inc.	25,828	1,311,804

Paper & Plastic Packaging Products & Materials - 0.5%
Smurfit WestRock PLC	21,821	843,818
Total Materials		2,964,202
TOTAL COMMON STOCKS (Cost $27,714,327)		29,601,236

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (d)	54,091,660	54,091,660
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $54,091,660)		54,091,660

GADSDEN DYNAMIC MULTI-ASSET ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.67% (d)	993,916		$993,916
TOTAL MONEY MARKET FUNDS (Cost $993,916)			993,916

TOTAL INVESTMENTS - 129.9% (Cost $206,938,218)			$211,222,740
Liabilities in Excess of Other Assets - (29.9)%		(0.29895)	(48,611,749)
TOTAL NET ASSETS - 100.0%			$162,610,991

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $52,615,305.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GADSDEN DYNAMIC MULTI-ASSET ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Gadsden Dynamic Multi-Asset ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$—	$126,535,928	$—	$—	$126,535,928
Common Stocks	—	29,601,236	—	—	29,601,236
Investment Purchased with Proceeds from Securities Lending	54,091,660	—	—	—	54,091,660
Money Market Funds	—	993,916	—	—	993,916
Total Investments	$54,091,660	$157,131,080	$—	$—	$211,222,740

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $54,091,660 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Fund transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2025:

Alpha Architect 1-3 Month Box ETF
Value as of September 30, 2025	$—
Additions	74,035,941
Reductions	(53,025,370)

GADSDEN DYNAMIC MULTI-ASSET ETF

Alpha Architect 1-3 Month Box ETF
Realized Gain (Loss)	131,176
Net Change in Unrealized Appreciation (Depreciation)	36,078
Value as of December 31, 2025	$21,177,825

Income	$—
Capital Gains Distributions from Underlying Funds	$—

Shares as of December 31, 2025	183,995

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